Securitization Of Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Debt Balance	$ 989,206		$ 1,049,478		$ 782,634
Securitization Debt
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Debt Balance	569,884		677,118		679,031
Gross Receivables Pledged	735,156		873,231		891,364
Cash Reserve	26,700		26,700		19,199
Securitization Debt | 2009-1
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Original Debt Amount			192,600
Debt Balance			0		54,451
Gross Receivables Pledged			0		78,264
Cash Reserve			0		1,500
Interest Rate			5.30%	[1]	5.30%	[1]
Securitization Debt | 2010-1
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Original Debt Amount			228,000
Debt Balance	16,037		23,036		87,362
Gross Receivables Pledged	40,958		55,525		138,858
Cash Reserve	4,500		4,500		4,499
Interest Rate	3.60%	[1]	3.60%	[1]	3.60%	[1]
Securitization Debt | 2011-1
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Original Debt Amount			214,181
Debt Balance	48,398		60,335		125,711
Gross Receivables Pledged	67,170		84,198		177,253
Cash Reserve	4,200		4,200		4,200
Interest Rate	3.00%	[1]	3.00%	[1]	3.00%	[1]
Securitization Debt | 2011-2
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Original Debt Amount			246,880
Debt Balance	69,436		84,977		176,163
Gross Receivables Pledged	84,419		103,779		213,542
Cash Reserve	4,500		4,500		4,500
Interest Rate	2.90%	[1]	2.90%	[1]	2.90%	[1]
Securitization Debt | 2011-3
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Original Debt Amount			246,886
Debt Balance	106,570		130,347		235,344
Gross Receivables Pledged	129,943		159,068		283,447
Cash Reserve	4,500		4,500		4,500
Interest Rate	3.90%	[1]	3.90%	[1]	3.90%	[1]
Securitization Debt | 2012-1
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Original Debt Amount			235,046
Debt Balance	145,443		170,198		0
Gross Receivables Pledged	188,752		219,252		0
Cash Reserve	4,500		4,500		0
Interest Rate	3.50%	[1]	3.50%	[1]
Securitization Debt | 2012-2
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Original Debt Amount			247,200
Debt Balance	184,000		208,225		0
Gross Receivables Pledged	223,914		251,409		0
Cash Reserve	$ 4,500		$ 4,500		$ 0
Interest Rate	2.90%	[1]	2.90%	[1]

[1]	These rates represent the original duration weighted average rates of the outstanding asset-backed securities.